Current and Deferred Taxes (Details) - Schedule of Effect on Income Tax Expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Current tax	$ 243,136	$ 238,875	$ 139,961
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	12,659	(131,195)	(52,181)
Valuation provision
Subtotals	255,795	107,680	87,780
Tax for rejected expenses (Article No21)	394	379	236
Other	(36,444)	(10,511)	5,608
Net charges for income tax expense	$ 219,745	$ 97,548	$ 93,624